Earnings Per Share	12 Months Ended
Sep. 30, 2023
Earnings per share [abstract]
Earnings Per Share
29.
EARNINGS PER SHARE

Basic and diluted earnings per share is calculated by dividing net profit (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the reporting year. Earnings per share was not presented for the period ending April 30, 2021 as the earnings per share disclosure for the Predecessor would not be meaningful due to its partnership structure.

The calculation of earnings per share is as follows:

	Successor
	Year ended September 30, 2023	Year ended September 30, 2022	Period from May 1, 2021 through September 30, 2021
Weighted number of outstanding shares	182,721,369	182,721,369	182,721,369
Number of shares with dilutive effects	—	—
Weighted number of outstanding shares (diluted and undiluted)	182,721,369	182,721,369	182,721,369

Profit (loss) attributable to ordinary shareholders	75,022	187,111	(17,205)
Basic	0.41	1.02	(0.09)
Diluted	0.41	1.02	(0.09)

The Company`s management investment plan has no dilutive effect on the earnings per share calculation as all granted awards will be settled by an immediate parent rather than by the Company itself. For further information please refer to Note 30 – Share-based compensation.